ProShares Ultra Natural Gas K-1 Free ETF Investment Strategy - ProShares Ultra Natural Gas K-1 Free ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target. In this manner, the Fund seeks daily returns that correspond to two times (2x) the price of natural gas. The Fund does not invest directly in natural gas.United States Natural Gas Fund, LP (UNG) seeks investment results, before expenses, that correspond to the performance of natural gas as measured by changes in the price of short-termnatural gas futures contracts. UNG is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and listed on NYSE Arca. United States Natural Gas Fund, LP is subject to the informational requirements of the Exchange Act and files reports and other information with the Securities and Exchange Commission. Information provided to or filed with the Securities and Exchange Commission by United States Natural Gas Fund, LP pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-33096 through the Securities and Exchange Commission’s website at www.sec.gov. This information may include reports, proxy and information statements and other information regarding UNG. In addition, information regarding United States Natural Gas Fund, LP may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Fund has derived all disclosures contained in this document regarding United States Natural Gas Fund, LP from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding United States Natural Gas Fund, LP is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of UNG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning United States Natural Gas Fund, LP could affect the value of the Fund’s investments with respect to UNG and therefore the value of the Fund.Under normal circumstances, the Fund will invest at least 80% of the Fund’s assets in, or provide exposure to, financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.The Fund will invest principally in the financial instruments listed below.●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, exchange-traded funds, interest rates or indexes. The Fund invests in derivatives (e.g. swap agreementson UNG) in order to gain leveraged exposure to UNG. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in UNG.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.○Money Market ETF — An exchange-traded money market fund managed by ProShare Advisors that holds U.S. Treasury bills, notes, or bonds.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next. The Fund generally seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund seeks to rebalance its portfolio each day so that its exposure to UNG is consistent with the Daily Target. UNG’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if UNG has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if UNG has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.